Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of significant accounting policies
Schedule of estimated useful lives of assets
Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Schedule of projects asset

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Project assets completed and connected to the grid
Power station cost	—	626,911
Less: Accumulated depreciation	—	(25,685)

Subtotal	—	601,226

Project assets in-process
Modules cost	325,640	177,602
Equipment, development and other cost	325,854	249,787

Subtotal	651,494	427,389

Project assets, net	651,494	1,028,615